Basis of preparation/ impact of changes in accounting principles	6 Months Ended
Jun. 30, 2026
Accounting Policy - Basis of Preparation/ Impact of changes in accounting principles [Abstract]
Basis of preparation/ impact of changes in accounting policies	Basis of preparation/impact of changes in accounting
principles
The interim consolidated financial statements of Deutsche Bank Aktiengesellschaft, Taunusanlage 12, Frankfurt am Main,
Germany and its subsidiaries (collectively the “Group” or “Deutsche Bank”) for the six-month period ended June 30, 2026, is stated in euros, the presentation currency of the Group. It has been prepared based on the International Financial
Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). The interim consolidated financial statements are prepared in accordance with the requirements of IAS 34 relating to interim financial reporting.
The Group’s interim consolidated financial statements are unaudited and include the consolidated balance sheet as of
June 30, 2026, the related consolidated statements of income and comprehensive income for the six-month period ended June 30, 2026, as well as other information.
The Group’s interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements of Deutsche Bank for the year ended December 31, 2025, for which the same accounting policies, critical accounting estimates and changes in accounting estimates have been applied with the exception of the newly adopted accounting pronouncements outlined in section “Recently adopted accounting pronouncements”.
For purposes of the Group’s primary financial reporting outside the United States, the Group prepares its consolidated financial statements in accordance with IFRS as endorsed by the EU. For purposes of the Group’s consolidated financial statements prepared in accordance with IFRS as endorsed by the EU, the Group applies fair value hedge accounting for portfolio hedges of interest rate risk (fair value macro hedges) in accordance with the EU carve out version of IAS 39. The purpose of applying the EU carve out version of IAS 39 is to align the Group’s hedge accounting approach with its risk management practice and the accounting practice of its major European peers. Under the EU carve out version of IAS 39 fair value macro hedge accounting may be applied to core deposits. In addition, the EU carve out version of IAS 39 hedge ineffectiveness is only recognized when the revised estimate of the amount of cash flows in scheduled time buckets falls below the original designated amount of that bucket. If the revised amount of cash flows in scheduled time buckets is more than the original designated amount, then there is no hedge ineffectiveness. Under IFRS as issued by the IASB, hedge accounting for fair value macro hedges cannot be applied to core deposits. In addition, under IFRS as issued by the IASB hedge ineffectiveness arises for all fair value macro hedge accounting relationships whenever the revised estimate of the amount of cash flows in scheduled time buckets is either more or less than the original designated amount of that bucket. The EU carve out version of IAS 39 also removes the prohibition on identifying a benchmark risk component in a financial instrument priced at sub–benchmark. This may arise when financial instruments carry a negative spread such that the identified non–contractually specified risk component is larger than the interest carry on the contract itself.
The application of the EU carve out version of IAS 39 had a negative impact of € 688 million on profit before tax and of
€ 496 million on profit after tax for the three-month period ended June 30, 2026, compared to a negative impact of
€ 535 million on profit before tax and of € 383 million on profit after tax for the three-month period ended June 30, 2025.
The application of the EU carve out version of IAS 39 had a positive impact of € 166 million on profit before tax and of
€ 119 million on profit after tax for the six-month period ended June 30, 2026, compared to a negative impact of
€ 144 million on profit before tax and of € 103 million on profit post taxes for the six-month period ended June 30, 2025.
The Group’s regulatory capital and ratios thereof are also reported on the basis of the EU carve out version of IAS 39. As of June 30, 2026, the application of the EU carve out had a cumulative negative impact on the CET1 capital ratio of about 53 basis points compared to a cumulative negative impact of about 75 basis points as of June 30, 2025.
The preparation of financial information under IFRS requires management to make estimates and assumptions for certain categories of assets and liabilities. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from management’s estimates, especially in relation to potential impacts from tariffs or inflation and broader changes in the political and geopolitical environment (e.g., war in
Ukraine or Middle East conflict), and the results reported should not be regarded as necessarily indicative of results that may be expected for the entire year.